INVESTMENT IN FINANCE LEASE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Lease	Dec. 31, 2019 USD ($) Lease	Dec. 31, 2018 USD ($)
INVESTMENT IN FINANCE LEASE [Abstract]
Number of leases classified as investment in finance lease | Lease	1	1
Implicit interest rate	5.00%	5.00%
Finance lease revenue	$ 557	$ 618
Finance lease revenue			$ 675
Investment in Finance Lease [Abstract]
Total minimum lease payments receivable	7,800	9,600
Estimated unguaranteed residual value of leased asset	4,227	4,227
Unearned finance income	(1,631)	(2,188)
Net Investment in finance lease	10,396	$ 11,639
Future Minimum Rental Payments Due Under Non-Cancellable Finance Lease [Abstract]
2021	1,800
2022	1,800
2023	1,800
2024	1,800
2025	600
Thereafter	0
Future minimum rental payments under finance lease	$ 7,800